CONDENSED BALANCE SHEET	Jul. 30, 2023 USD ($)
Current Assets
Cash
Total Assets
Current Liabilities
Accounts Payable	1,000
Total Current Liabilities	1,000
Total Liabilities	1,000
Stockholders’ Deficit
Common Stock - $0.001 Par; 10,000 Shares Authorized, 10,000 Issued and Outstanding	10
Additional Paid-In-Capital	844
Accumulated Deficit	(1,854)
Total Stockholders’ Deficit	(1,000)
Total Liabilities and Stockholders’ Deficit